UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22398

Spinnaker ETF Series
(Exact name of registrant as specified in charter)

116 South Franklin Street, Rocky Mount, North Carolina 27804
(Address of principal executive offices)   (Zip code)

Corporation Trust Company
Corporation Trust Center, 1209 Orange Street, Wilmington, DE  19801
(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: February 29

Date of reporting period: August 31, 2022

Item 1. REPORT TO STOCKHOLDERS.

(a)
Semi-Annual Report 2022
For the fiscal period from March 1, 2022 through August 31, 2022
(Unaudited)

The Cannabis ETF

This report and the financial statements contained herein are submitted for the general information of the shareholders of The Cannabis ETF (the “ETF” or “Fund”).  The ETF’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The ETF’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Statements in this Semi-Annual Report that reflect projections or expectations of future financial or economic performance of The Cannabis ETF (the “ETF or “Fund”) and of the market in general and statements of the ETF’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges and expenses of the ETF carefully before investing.  The prospectus contains this and other information about the ETF.  A copy of the prospectus is available at https://etfpages.com/THCX or by calling The Nottingham Company at 800-773-3863.  The prospectus should be read carefully before investing.

For More Information on The Cannabis ETF:

See Our Web site @ thcxetf.com
or
Call Our Administrative Services Group at 800-773-3863.

The Cannabis ETF

Schedule of Investments
(Unaudited)

As of August 31, 2022
		Shares	Value (Note 1)

COMMON STOCKS - 99.25%

Consumer Discretionary - 13.76%
*	cbdMD, Inc.	1,160,374	$463,105
*	Charlottes Web Holdings, Inc.	1,299,439	722,130
*	Greenlane Holdings, Inc. (a)	102,292	269,028
*	Grow Generation Corp.	395,235	1,877,366
*	Hydrofarm Holdings Group, Inc. (a)	231,822	788,195
*	Leafly Holdings, Inc.	238,743	377,214
			4,497,039
Consumer Staples - 5.68%
*	Village Farms International, Inc.	700,862	1,857,284
			1,857,284
Financials - 8.07%
	AFC Gamma, Inc.	151,583	2,636,028
			2,636,028
Health Care - 55.94%
*	Amyris, Inc.	228,842	672,795
*	Aurora Cannabis, Inc.	552,295	883,672
*	Auxly Cannabis Group	13,529,795	514,989
*	Canopy Growth Corp.	683,302	2,514,551
*	Cardiol Therapeutics, Inc. - Class A	370,488	417,419
*	Clever Leaves Holdings	1,367,346	1,119,856
*	Cronos Group, Inc.	802,507	2,447,646
*	Fire & Flower Holdings Corp.	936,632	1,889,521
*	High Tide, Inc.	674,709	991,313
*	Nova Cannabis, Inc.	1,359,162	1,013,991
*	Organigram Holdings, Inc.	2,211,364	2,366,159
*	The Valens Co., Inc. (a)	1,180,158	1,078,098
*	Tilray, Inc.	623,645	2,369,851
			18,279,863
Industrials - 7.69%
*	Agrify Corp.	381,546	270,936
	PerkinElmer, Inc.	8,408	1,135,584
*	Waters Corp. (a)	3,702	1,105,417
			2,511,937
Information Technology - 3.21%
*	WM Technology, Inc.	399,939	1,047,840
			1,047,840
Materials - 4.90%
	The Scotts Miracle-Gro Corp.	23,907	1,600,574
			1,600,574

	Total Common Stocks (Cost $124,456,260)		32,430,566

See Notes to Financial Statements			(Continued)

The Cannabis ETF

Schedule of Investments - Continued
(Unaudited)

As of August 31, 2022
			Value (Note 1)

Investments, at Value (Cost $96,674,639) - 99.25%			$32,430,566

Other Assets Less Liabilities - 0.75%			245,774

Net Assets - 100%			$32,676,340

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of August 31, 2022 is $2,319,320 (Note 6).
* Non income-producing investment

Summary of Investments
by Sector	% of Net
	Assets	Value
Consumer Discretionary	13.76%	$4,497,039
Consumer Staples	5.68%	1,857,284
Financials	8.07%	2,636,028
Health Care	55.94%	18,279,863
Industrials	7.69%	2,511,937
Information Technology	3.21%	1,047,840
Materials	4.90%	1,600,574
Other Assets Less Liabililties	0.75%	245,774
Total Net Assets	100.00%	$32,676,340

See Notes to Financial Statements

The Cannabis ETF

Statement of Assets and Liabilities
(Unaudited)

As of August 31, 2022

Assets:
Investments, at value (cost $96,674,639)	$32,430,566
Cash	205,146
Collateral for securities on loan (uninvested cash)	2,319,320
Receivables:
Securities lending income	48,356
Dividends	15,934

Total assets	35,019,322

Liabilities:
Payables:
Return of collateral received for securities on loan	2,319,320
Accrued expenses:
Advisory fee	23,662

Total liabilities	2,342,982

Total Net Assets	$32,676,340

Net Assets Consist of:
Paid in Capital	$164,849,234
Accumulated Deficit	(132,172,894)

Total Net Assets	$32,676,340
Shares Outstanding, no par value (unlimited authorized shares)	8,875,000
Net Asset Value, Offering Price, and Redemption Price Per Share	$3.68

See Notes to Financial Statements

The Cannabis ETF

Statement of Operations
(Unaudited)

For the Fiscal Period Ended August 31, 2022

Investment Income:
Dividends	$206,194
Securities lending	159,983

Total Investment Income	366,177

Expenses:
Advisory fees (note 2)	207,316

Total Expenses	207,316

Expenses waived by the Advisor (note 2)	(43,646)

Net Expenses	163,670

Net Investment Income	202,507

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions and foreign currency	(31,476,103)
Net realized gain from in-kind redemptions	-
Total net realized loss	(31,476,103)

Net change in unrealized appreciation on investments and foreign currency	1,626,557

Net Realized and Unrealized Loss on Investments and Foreign Currency	(29,849,546)

Net Decrease in Net Assets Resulting from Operations	$(29,647,039)

See Notes to Financial Statements

The Cannabis ETF

Statements of Changes in Net Assets
	August 31,		February 28,
For the fiscal year or period ended	2022	(a)	2022

Operations:
Net investment income (loss)	$202,507		$(312,112)
Net realized loss from investment transactions and foreign currency	(31,476,103)		(14,942,906)
Net change in unrealized appreciation (depreciation) on
investments and foreign currency	1,626,557		(91,750,475)

Net Decrease in Net Assets Resulting from Operations	(29,647,039)		(107,005,493)

Distributions Paid to Shareholders
From Distributable Earnings	-		(29,834)

Net Decrease in Net Assets Resulting from Distributions	-		(29,834)

Beneficial Interest Transactions:
Shares sold	3,698,937		-
Share redeemed	-		(9,465,469)

Net Increase (Decrease) from Beneficial Interest Transactions	3,698,937		(9,465,469)

Net Decrease in Net Assets	(25,948,101)		(116,500,796)

Net Assets:
Beginning of period	58,624,442		175,125,238
End of period	$32,676,340		$58,624,442

Share Information:
Shares sold	725,000		-
Shares redeemed	-		(700,000)
Net Increase (Decrease) in Shares of Beneficial Interest	725,000		(700,000)

(a) Unaudited.

See Notes to Financial Statements

The Cannabis ETF

Financial Highlights

For a share outstanding during each	August 31,		February 28,			February 29,
of the fiscal periods or years ended	2022	(h)	2022		2021	2020	(f)

Net Asset Value, Beginning of Period	$ 7.19		$ 19.79		$ 9.98	$ 25.00

Gain (Loss) from Investment Operations:
Net investment income (loss)	0.03		(0.04)		0.33	0.54
Net realized and unrealized gain (loss) on
investments and foreign currency	(3.54)		(12.56)		9.93	(15.14)

Total from Investment Operations	(3.51)		(12.60)		10.26	(14.60)

Less Distributions From:
Net investment income	-	(g)	(0.00)	(g)	(0.45)	(0.42)

Total Distributions	-	(g)	(0.00)	(g)	(0.45)	(0.42)

Net Asset Value, End of Period	$ 3.68		$ 7.19		$ 19.79	$ 9.98

Total Return	(48.41)%	(b)	(63.66)%		107.46%	(58.66)%	(b)(d)

Net Assets, End of Period (in thousands)	$ 32,676		$ 58,624		$ 175,125	$ 18,959

Ratios of:
Gross Expenses to Average Net Assets (c)	0.95%	(a)	0.95%		0.94%	0.95%	(a)
Net Expenses to Average Net Assets (c)	0.75%	(a)	0.73%		0.69%	0.70%	(a)
Net Investment Income (Loss) to Average Net Assets	0.93%	(a)	(0.25)%		2.17%	6.91%	(a)

Portfolio turnover rate (e)	23.34%	(b)	54.09%		75.46%	48.73%	(b)

(a) Annualized.
(b) Not annualized.
(c)	The expense ratios listed reflect total expenses prior to any waivers (gross expense ratio) and after any waivers (net expense ratio).
(d)
Includes adjustment in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(e)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(f)	For a share outstanding during the period from July 8, 2019 (Commencement of Operations) through February 29, 2020.
(g) Less than $0.01 per share.

See Notes to Financial Statements

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022

1.  Organization and Significant Accounting Policies
The Cannabis ETF, an exchange-traded fund (the “ETF”), is a non-diversified series of the Spinnaker ETF Series (the “Trust”). The Trust was established as a Delaware statutory trust under an Agreement and Declaration of Trust on December 21, 2016, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”).
The ETF commenced operations on July 8, 2019. The investment objective of the ETF is to seek to provide investment results that, before fees and expenses, correspond generally to the total return performance of the Innovation Labs Cannabis Index (the “Index”).  The ETF will invest at least 80% of its total assets in the component securities of the Index. The ETF does not try to beat the Index and does not seek temporary defensive positions when the markets decline or appear undervalued. The ETF will also invest, under normal circumstances, at least 80% of its net assets, plus borrowings for investment purposes, in exchange-listed common stock (or corresponding American Depositary Receipts (“ADRs”) of Cannabis Companies. “Cannabis Companies” are companies, that have a business interest in the legal cannabis-based pharmaceutical and consumer wellness & product markets. Cannabis is (i) marijuana (or products derived from marijuana) and (ii) hemp (or products derived from hemp, which includes cannabidiol (“CBD”)-based products (i.e., products that contain cannabidiol). A company has a business interest in the legal cannabis-based pharmaceutical and consumer wellness & product markets if a significant percentage (at least 50%) of its revenues are derived from such activity. As of the date of this prospectus, Cannabis Companies do not include companies that grow or distribute marijuana inside the U.S. (unless and until such time as the cultivation, production, or distribution of such marijuana or products become legal under U.S. federal law). As of the date of this report, Cannabis Companies may, however, include companies that have a business interest in the legal hemp-based pharmaceutical and consumer wellness & product markets within the United States.
The Trust will issue and redeem shares at Net Asset Value (“NAV”) only in a large, specified number of shares called a “Creation Unit” or multiples thereof. A Creation Unit consists of 25,000 shares. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities and/or cash. As a practical matter, only authorized participants may purchase or redeem these Creation Units. Except when aggregated in Creation Units, the shares are not redeemable securities of the ETF. The prices at which creations and redemptions occur are based on the next calculation of NAV after an order is received in proper form by Capital Investment Group, Inc. (the “Distributor”).  Individual shares of the ETF may only be purchased and sold in secondary market transactions through brokers. Shares of the ETF are listed for trading on NYSE Arca under the trading symbol THCX, and because shares will trade at market prices rather than NAV, shares of the ETF may trade at a price greater than or less than NAV.
Transaction Fees
The consideration for the purchase of Creation Units of the ETF generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. The ETF may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to Cowen & Co., the ETF’s custodian, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.
The following is a summary of significant accounting policies consistently followed by the ETF. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The ETF follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies,” and Financial Accounting Standards Update (“ASU”) 2013-08.
(Continued)

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022
Investment Valuation
The ETF’s investments in securities are carried at fair value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the mean of the most recent bid and ask price. Foreign equity and debt securities are valued in their local currencies as of the close of their primary exchange or market at 4:00 p.m. Eastern Time. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the security is principally traded closes early or if trading of the particular security is halted during the day and does not resume prior to the ETF’s net asset value calculation) or which cannot be accurately valued using the ETF’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees (the “Board” or the “Trustees”).  A security’s “fair value” price may differ from the price next available for that security using the ETF’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.
With respect to any portion of a ETF's assets that may be invested in other mutual funds, the value of the ETF's shares is based on the NAV of the shares of the other mutual funds in which the ETF invests. The valuation methods used by mutual funds in pricing their shares, including the circumstances under which they will use fair value pricing and the effects of using fair value pricing, are included in the prospectuses of such funds. To the extent the ETF invests a portion of its assets in non-registered investment vehicles, the ETF's shares in the non-registered vehicles are fair valued at NAV.
With respect to the ETF's assets invested directly in securities, the ETF's investments are generally valued at current market prices. Equity securities, debt securities, options and futures are generally valued at the official closing price or, if none, the last reported sales price on the primary exchange or market on which they are listed (closing price). Equity securities and debt securities that are not traded primarily on an exchange are generally valued at the quoted bid price obtained from a broker-dealer.
Foreign Currency Gains/Losses
The accounting records of the ETF are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the foreign market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
Fair Value Measurement
Various inputs are used in determining the value of the ETF's investments.  These inputs are summarized in the three broad levels listed below:
Level 1: unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the ETF’s own assumptions in determining fair value of investments)
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.
(Continued)

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of August 31, 2022, for the ETF’s assets measured at fair value:

Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Assets
Common Stocks*	$32,430,566	$32,430,566	$-	$-
Total Assets	$32,430,566	$32,430,566	$-	$-

*Refer to the Schedule of Investments for a breakdown by Sector.
(a)	The ETF did not hold any Level 3 securities during the period.
Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income and expense are recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes accretion/amortization of discounts and premiums using the effective interest method. Gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.
Expenses
The ETF bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees. The ETF’s expenses are paid by the Advisor from the unitary advisory fee paid to the Advisor by the ETF except for the fees and expenses described below in Note 2 – “Transactions with Related Parties and Service Providers – Advisor”.
Distributions
The ETF may declare and distribute dividends from net investment income, if any, quarterly. The ETF declares and distributes capital gains, if any, annually. Dividends and distributions to shareholders are recorded on ex-date.
Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.
Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the ETF intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.
Cash and Cash Equivalents
Cash and cash equivalents are held with a financial institution. The assets of the ETF may be placed in deposit accounts at U.S. banks and such deposits generally exceed Federal Deposit Insurance Corporation (“FDIC”) insurance limits. The FDIC insures deposit accounts up to $250,000 for each accountholder. The ETF maintains cash balances, which, at times, may exceed federal insured limits. The counterparty is generally a single bank rather than a group of financial institutions; thus, there may be a greater counterparty credit risk. The ETF places deposits with those counterparties which are believed to be creditworthy and there has been no history of loss.
(Continued)

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022

Transactions with Related Parties and Service Providers
Advisor
The ETF pays a monthly unitary advisory fee to OBP Capital, LLC (the “Advisor”) calculated at the annual rate of 0.95% of the ETF’s average daily net assets in exchange for the Advisor’s services and the payment of all expenses incurred by the TF except for the (i) fee payment under the investment advisory agreement between the ETF and the Advisor, (ii) brokerage fees and commissions, (iii) acquired fund fees and expenses; (iv) fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); (v) borrowing costs (such as interest and dividend expense on securities sold short); (vi) taxes; and (vii) extraordinary expenses, such as litigation expenses (which may include indemnification of ETF officers and Trustees and contractual indemnification of ETF service providers (other than the Advisor or Sub-Advisor)).
The Advisor has engaged Merlin Capital LLC as the sub-advisor of the ETF (the “Sub-Advisor”) to provide day to day portfolio management of the ETF. The Advisor pays a monthly fee to the Sub-Advisor calculated at the annual rate of 0.03% of the ETF’s average daily net assets. The Sub-Advisor is paid directly by the Advisor out of the advisory fees disclosed above. During the fiscal period ended August 31, 2022, the Sub-Advisor earned $7,001 in sub-advisory fees.
For the period July 1, 2022 through August 31, 2022, the Advisor entered into a contractual agreement (the “Fee Waiver Agreement”) with the Trust, on behalf of the ETF, under which the Advisor has agreed to waive or reduce its fees by 0.20% of the average daily net assets of the ETF in order to limit the ETF’s total operating expenses. The term of the Fee Waiver Agreement will run through June 30, 2023. Thereafter, the Fee Waiver Agreement may be renewed for additional periods as agreed to by the parties.
During the fiscal period ended August 31, 2022, the Advisor earned $207,316 in advisory fees.
Administrator
The Advisor pays on behalf of the ETF a monthly fee to the ETF’s administrator, The Nottingham Company (the “Administrator”), for its services pursuant to the Fund Accounting and Administration Service Agreement with the ETF, based upon the average daily net assets of the ETF and calculated at the annual rates as shown in the schedule below, which is subject to a minimum of $2,000 per month.
A breakdown of these fees is provided in the following table:
Net Assets	Annual Fee
On the first $250 million	0.100%
On the next $250 million	0.080%
On the next $250 million	0.060%
On the next $250 million	0.050%
On the next $1 billion	0.040%
On all assets over $2 billion	0.035%
Compliance Services
The Nottingham Company, Inc. serves as the Trust’s compliance services provider including services as the Trust’s Chief Compliance Officer.  The Nottingham Company, Inc. is entitled to receive customary fees from the ETF for its services pursuant to the Compliance Services Agreement with the ETF.
(Continued)

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the ETF. For its services, the Transfer Agent is entitled to receive compensation from the Advisor on behalf of the ETF for its services pursuant to the Dividend Disbursing and Transfer Agent Agreement with the ETF.
Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the ETF’s principal underwriter and distributor. For its services, the Distributor is entitled to receive compensation from the Advisor on behalf of the ETF for its services pursuant to the ETF Distribution Agreement with the ETF.
2.	Trustees and Officers
The Board is responsible for the management and supervision of the ETF. The Trustees approve all significant agreements between the Trust, on behalf of the ETF, and those companies that furnish services to the ETF; review performance of the Advisor and the ETF; and oversee activities of the ETF. Officers of the Trust and Trustees who are interested persons of the Trust or the Advisor will receive no salary or fees from the Trust. Trustees who are not “interested persons” of the Trust or the Advisor within the meaning of the 1940 Act (the “Independent Trustees”) receive $5,000 per year payable quarterly and $2,000 per series in the Trust. The Trust will reimburse each Trustee and officer of the Trust for his or her travel and other expenses relating to attendance of Board meetings.  In addition, each Trustee may receive up to an additional $2,250 per special meeting in the event that special meetings are necessary in addition to the regularly scheduled meetings of the Board.
Certain officers of the Trust may also be officers of the Advisor or the Administrator.
3.	Purchases and Sales of Investment Securities
For the fiscal period ended August 31, 2022, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities and securities sold short) were as follows:
Purchases of Securities	Proceeds from Sales of Securities (excluding Maturities)
$14,449,664	$10,755,183
Cost from Purchases In-Kind	Proceeds from Redemptions In-Kind
$3,690,884	$ -

There were no long-term purchases or sales of U.S Government Obligations during the fiscal period ended August 31, 2022.
4.	Principal Risks
Investments in the ETF are subject to the following risks:
United States Regulatory Risks of the Cannabis Industry. The possession and use of marijuana, even for medical purposes, is illegal under federal and certain states' laws, which may negatively impact the value of the ETF's investments. Use of marijuana is regulated by both the federal government and state governments, and state and federal laws regarding marijuana often conflict. Even in those states in which the use of marijuana has been legalized, its possession and use remains a violation of federal law. Federal law criminalizing the use of marijuana pre-empts state laws that legalizes its use for medicinal and recreational purposes. Any such change in the federal government's enforcement of current federal laws could adversely affect the ability of the companies in which the ETF invests to possess or cultivate marijuana, including in connection with pharmaceutical research, or it could shrink the customer pool for certain of the ETF's portfolio companies. Any of these outcomes would negatively affect the profitability and value of the ETF's investments. The Cannabis Companies and Pharmaceutical Companies may never be able to legally produce and sell products in the United States or other national or local jurisdictions.
(Continued)

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022
Marijuana is a Schedule I controlled substance under the Controlled Substances Act (“CSA”) (21 U.S.C. § 811), meaning that it has a high potential for abuse, has no currently “accepted medical use” in the United States, lacks accepted safety for use under medical supervision, and may not be prescribed, marketed or sold in the United States.
Facilities conducting research, manufacturing, distributing, importing or exporting, or dispensing controlled substances must be registered (licensed) to perform these activities and have the security, control, recordkeeping, reporting and inventory mechanisms required by the Drug Enforcement Administration (“DEA”) to prevent drug loss and diversion. Failure to obtain the necessary registrations or comply with necessary regulatory requirements may significantly impair the ability of certain companies in which the ETF invests to pursue medical marijuana research or to otherwise cultivate, possess or distribute marijuana.
The enactment of the Farm Bill changed the legal landscape in the United States with respect to the manufacturing, distribution and sale of hemp and hemp derivatives, including CBD.  Among other things, the act: (A) legally distinguishes hemp from marijuana by defining “hemp” as the Cannabis sativa L. plant (or any part of the plant) and extracts of it, that contain no more than 0.3% Tetrahydrocannabinol (“THC”) (as calculated on a dry weight basis); (B) exempts “hemp” from the definition of “marijuana” and, therefore, from both DEA interference and the restrictions imposed by the CSA, and (C) expressly permits the interstate sale and transportation of hemp products. While the enactment of the Farm Bill was dramatically and materially favorable for the CBD landscape, some legal considerations remain with respect to CBD products.  At present, the primary risk relates to uncertainty in the U.S. Food and Drug Administration’s (“FDA”) actions as it adapts to this new law.
In the United States, CBD and products which contain CBD are and will be subject to the Federal Food, Drug and Cosmetic Act, which includes the Dietary Supplement Health and Education Act of 1994 (“DSHEA”) and significant federal regulations. Those statutory provisions and regulations include but are not limited to (i)  Good Manufacturing Practices (ii) legally permitted health-related claims (iii) the requirement for significant safety dossiers  (iv) detailed labeling requirements, (v) requirements for competent and reliable scientific substantiation for health-related claims and (vi) compliance with a  statute that prohibits the inclusion of an ingredient in a dietary supplement or food that was first authorized for study as a drug (“the IND Provision”“ or “the Exclusionary Provision.”  The FDA has publicly taken the present position that CBD cannot be sold in dietary supplements or foods due to this provision.
Non-U.S. Regulatory Risks of the Cannabis Industry. The companies in which the ETF invests are subject to various laws, regulations and guidelines relating to the manufacture, management, transportation, storage and disposal of cannabis, as well as being subject to laws and regulations relating to health and safety, the conduct of operations and the protection of the environment. Even if a company's operations are permitted under current law, they may not be permitted in the future, in which case such company may not be in a position to carry on its operations in its current locations. Additionally, controlled substance legislation differs between countries and legislation in certain countries may restrict or limit the ability of certain companies in which the ETF invests to sell their products.
Operational Risks of the Cannabis Industry. Companies involved in the cannabis industry face intense competition, may limited access to the services of banks, may have substantial burdens on company resources due to litigation, complaints or enforcement actions, and are heavily dependent on receiving necessary permits and authorizations to engage in medical cannabis research or to otherwise cultivate, possess, or distribute cannabis.  Since the cultivation, possession, and distribution of cannabis can be illegal under United States federal law under certain circumstances, federally regulated banking institutions may be unwilling to make financial services available to growers and sellers of cannabis.
Securities Lending Risk. When the ETF loans its portfolio securities, it will receive collateral consisting of cash or cash equivalents, or securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or any combination thereof. Nevertheless, the ETF risks a delay in the recovery of the loaned securities, or even the loss of rights in the collateral deposited by the borrower if the borrower should fail financially. In addition, if the ETF’s securities are sold while out on loan and the securities are not returned timely by the borrower, there is a possibility that the sale transaction will not settle in the usual manner and cause unintended market exposure and additional trade and other expenses to the ETF. As well, any investments made with the collateral received are subject to the risks associated with such investments. If such investments lose value, the ETF will have to cover the loss when repaying the collateral.
(Continued)

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022
Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund’s net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.
Small and Mid-Cap Securities Risk. The earnings and prospects of small and medium sized companies are more volatile than larger companies and may experience higher failure rates than larger companies.  Small and medium sized companies normally have a lower trading volume than larger companies, which may tend to make their market price fall more disproportionately than larger companies in response to selling pressures and may have limited markets, product lines, or financial resources and lack management experience.
Risks Related to Investing in Canada. Because the investments of the Fund are currently geographically concentrated in Canadian companies or companies that have a significant presence in Canada, investment results could be dependent on the financial condition of the Canadian economy. The Canadian economy is reliant on the sale of natural resources and commodities, which can pose risks such as the fluctuation of prices and the variability of demand for exportation of such products. Changes in spending on Canadian products by the economies of other countries or changes in any of these economies may cause a significant impact on the Canadian economy.
COVID-19 Risk. The outbreak of an infectious respiratory illness caused by a novel coronavirus known as COVID-19 has resulted in travel restrictions, closed international borders, enhanced health screenings at ports of entry and elsewhere, disruption of and delays in healthcare service preparation and delivery, prolonged quarantines, cancellations, supply chain disruptions, and lower consumer demand, as well as general concern and uncertainty. The impact of COVID-19, and other infectious illness outbreaks that may arise in the future, could adversely affect the economies of many countries or the entire global economy, individual issuers and capital markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illnesses in emerging market countries may be greater due to generally less established healthcare systems. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. As such, issuers of debt securities with operations, productions, offices, and/or personnel in (or other exposure to) areas affected with the virus may experience significant disruptions to their business and/or holdings. The potential impact on the credit markets may include market illiquidity, defaults and bankruptcies, among other consequences, particularly on issuers in the airline, travel and leisure and retail sectors. The extent to which COVID-19 will affect the ETF, the ETF’s service providers’ and/or issuer’s operations and results will depend on future developments, which are highly uncertain and cannot be predicted, including new information that may emerge concerning the severity of COVID-19 and the actions taken to contain COVID-19. Economies and financial markets throughout the world are becoming increasingly interconnected. As a result, whether or not the ETF invests in securities of issuers located in or with significant exposure to countries experiencing economic, political and/or financial difficulties, the value and liquidity of the ETF’s investments may be negatively affected by such events. If there is a significant decline in the value of the ETF’s portfolio, this may impact the ETF’s asset coverage levels for certain kinds of derivatives and other portfolio transactions. The duration of the COVID-19 outbreak and its impact on the global economy cannot be determined with certainty.
Sampling Risk. The Fund's use of a representative sampling approach, if used, could result in its holding a smaller number of securities than are in the Index.  As a result, an adverse development with an issuer of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index.
Concentration Risk. If the Fund invests more heavily in a particular industry, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that industry. As a result, the Fund's share price may fluctuate more widely than the value of shares of a mutual fund that invests in a broader range of industries. Additionally, some industries could be subject to greater government regulation than other industries. Therefore, changes in regulatory policies for those industries may have a material effect on the value of securities issued by companies in those industries. The industries in which the Fund may invest, directly or indirectly, will vary based on the investments of the Index.
(Continued)

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022
•
Biotechnology Company Risk:  A biotechnology company’s valuation can often be based largely on the potential or actual performance of a limited number of products and can accordingly be greatly affected if one of its products proves, among other things, unsafe, ineffective or unprofitable. Biotechnology companies are subject to regulation by, and the restrictions of, the FDA, the U.S. Environmental Protection Agency, state and local governments, and foreign regulatory authorities.

•
Pharmaceutical Company Risk:  Companies in the pharmaceutical industry can be significantly affected by, among other things, government approval of products and services, government regulation and reimbursement rates, product liability claims, patent expirations and protection and intense competition.

Valuation Risk. The sales price that the Fund could receive for a security may differ from the Fund's valuation of the security and may differ from the value used by Index, particularly for securities that trade in low volume or volatile markets or that are valued using a fair value methodology. In addition, the value of the securities in the Fund's portfolio may change on days when shareholders will not be able to purchase or sell the Fund's shares.
Authorized Participant Risk. Only an authorized participant (“Authorized Participant” or “APs”) may engage in creation or redemption transactions directly with the Fund. The Fund has a limited number of institutions that may act as Authorized Participants on an agency basis (i.e., on behalf of other market participants). Authorized Participant concentration risk may be heightened for exchange-traded funds (ETFs), such as the Fund, that invest in securities issued by non-U.S. issuers or other securities or instruments that have lower trading volumes.
Early Close/Trading Halt Risk. An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may prevent the Fund from buying or selling certain securities or financial instruments. In these circumstances, the Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and may incur substantial trading losses.
Equity Securities Risk.  Equity securities are subject to changes in value, and their values may be more volatile than those of other asset classes. These changes in value may result from factors affecting individual issuers, industries or the stock market as a whole. In addition, equity markets tend to be cyclical which may cause stock prices to fall over short for extended periods of time.
ETF Structure Risks.  The Fund is structured as an ETF and as a result is subject to the special risks, including:
•
Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

•
Trading Issues.  An active trading market for the Fund's shares may not be developed or maintained. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  If the Fund's shares are traded outside a collateralized settlement system, the number of financial institutions that can act as authorized participants that can post collateral on an agency basis is limited, which may limit the market for the Fund's shares.

•
Cash purchases. To the extent Creation Units are purchased by APs in cash instead of in-kind, the Fund will incur certain costs such as brokerage expenses and taxable gains and losses. These costs could be imposed on the Fund and impact the Fund’s NAV if not fully offset by transaction fees paid by the APs.

•
Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

•
In times of market stress, market makers may step away from their role market making in shares of ETFs and in executing trades, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

(Continued)

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022

•
To the extent Authorized Participants exit the business or are unable to process creations or redemptions and no other Authorized Participant can step in to do so, there may be a significantly reduced trading market in the Fund's shares, which can lead to differences between the market value of Fund shares and the Fund's net asset value.

•
The market price for the Fund's shares may deviate from the Fund's net asset value, particularly during times of market stress, with the result that investors may pay significantly more or receive significantly less for Fund shares than the Fund's net asset value, which is reflected in the bid and ask price for Fund shares or in the closing price.

•
When all or a portion of an ETFs underlying securities trade in a market that is closed when the market for the Fund's shares is open, there may be changes from the last quote of the closed market and the quote from the Fund's domestic trading day, which could lead to differences between the market value of the Fund's shares and the Fund's net asset value.

•
In stressed market conditions, the market for the Fund's shares may become less liquid in response to the deteriorating liquidity of the Fund's portfolio.  This adverse effect on the liquidity of the Fund's shares may, in turn, lead to differences between the market value of the Fund's shares and the Fund's net asset value.

Foreign Securities Investment Risk. Returns on investment in foreign stocks could be more volatile than, or trail the returns on, investments in U.S. stocks.
•
Currency Risk: Indirect and direct exposure to foreign currencies subjects the Fund to the risk that currencies will decline in value relative to the U.S. dollar. Currency rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad.

•
Depositary Receipts Risk: The Fund may invest in depositary receipts. Investment in ADRs and GDRs may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile and less liquid than depositary receipts issued by companies in more developed markets.

•
Foreign Market and Trading Risk: The trading markets for many foreign securities are not as active as U.S. markets and may have less governmental regulation and oversight. Foreign markets also may have clearance and settlement procedures that make it difficult for the Fund to buy and sell securities. These factors could result in a loss to the Fund by causing the Fund to be unable to dispose of an investment or to miss an attractive investment opportunity, or by causing Fund assets to be uninvested for some period of time.

•
Foreign Securities Risk: The Fund invests a significant portion of its assets directly in securities of issuers based outside of the U.S., or in depositary receipts that represent such securities. Investment in securities of non-U.S. issuers involve certain risk that may not be present with investments in securities of U.S. issuers, such as risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about non-U.S. issuers. Non-U.S. issuers may also be subject to different accounting, auditing, financial reporting, and investor protection standards than U.S. issuers.

•
Political and Economic Risk: The Fund is subject to foreign political and economic risk not associated with U.S. investments, meaning that political events, social and economic events, and natural disasters occurring in a country where the Fund invests could cause the Fund's investments in that country to experience gains or losses. The Fund also could be unable to enforce its ownership rights or pursue legal remedies in countries where it invests.

•	Privatization Risk: Several foreign countries in which the Fund invests have begun a process of privatizing certain entities and industries. Privatized entities may lose money or be re-nationalized.

(Continued)

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022
Market Risk. The values of equity securities in the Index could decline generally or could underperform other investments.
New Advisor Risk. The Advisor has only recently begun serving as an investment advisor to ETFs. As a result, investors do not have a long-term track record of managing an ETF from which to judge the Advisor, and the Advisor may not achieve the intended result in managing the Fund.
New Fund Risk. The Fund has no history of operations for investors to evaluate.
Non-Diversification Risk. The Fund's portfolio may focus on a limited number of investments and will be subject to potential for volatility than a diversified fund.
Passive Investment Risk. The Fund is not actively managed and therefore would not sell an equity security due to current or projected underperformance of such security, industry or sector, unless that security is removed from the Index.
Tracking Error Risk. The Fund's return may not match or achieve a high degree of correlation with the return of the Index. To the extent the Fund utilizes a sampling approach, it may experience tracking error to a greater extent than if the Fund sought to replicate the Index.
5.	Securities Lending
The ETF may lend up to 33 1/3% of the value of the securities in its portfolio to brokers, dealers, and financial institutions (but not individuals) under terms of participation in a securities lending program administered by Cowen Execution Services, LLC (“Cowen”), the ETF’s custodian, in which Cowen borrows securities as principal. The securities lending agreement requires that loans are collateralized at all times in an amount equal to at least 102% of the value of the domestic portfolio securities being lent and 105% of the value of the foreign portfolio securities being lent. The ETF receives compensation in the form of fees. The amount of fees depends on the gross revenues generated from the loans. The ETF continues to receive interest payments or dividends on the securities loaned during the borrowing period. Gain or loss on the fair value of securities loaned that may occur during the term of the loan will be for the account of the ETF. The ETF has the right under the terms of the securities lending agreement to recall the securities from the borrower with notice. During the fiscal period ended August 31, 2022, the ETF had loaned securities and received cash collateral for the loans. The ETF could experience delays in recovering its securities and possible loss of income or value if the borrower fails to return the borrowed securities.
As of the fiscal period ended August 31, 2022, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

Value of Securities on Loan	ETF Collateral Received
$2,319,320	$2,806,766
7.   Federal Income Tax
Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes. The general ledger is adjusted for permanent book/tax differences to reflect tax character but is not adjusted for temporary differences.
Management has reviewed the ETF’s tax positions to be taken on the federal income tax returns for the period March 1, 2021 through the fiscal year ended February 28, 2022, and during the fiscal period ended August 31, 2022, and determined that the ETF does not have a liability for uncertain tax positions. The ETF recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal period ended August 31, 2022, the ETF did not incur any interest or penalties.

(Continued)

The Cannabis ETF

Notes to Financial Statements (Unaudited)

As of August 31, 2022

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:
	Distributions from
For the Year/Period Ended	Ordinary Income	Long-Term Capital Gains
08/31/2022	$ -	$ -
02/28/2022	29,834	-

At August 31, 2022, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$ 94,674,639

Gross Unrealized Appreciation	374,486
Gross Unrealized Depreciation	(64,616,559)
Net Unrealized Depreciation	$ (64,244,073)

8.  Commitments and Contingencies
Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the ETF.  In addition, in the normal course of business, the Trust enters into contracts with its service providers, on behalf of the ETF, and others that provide for general indemnifications. The ETF’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the ETF.  The ETF expects risk of loss to be remote.
9.   Reorganization
At a meeting held on May 23, 2022, the Board approved the vote of shareholders of the Fund at a Shareholder Meeting where the following matters would be presented: (i) the approval of an Agreement and Plan of Reorganization providing for the transfer of all assets of the ETF to, and the assumption of all of the liabilities of the ETF by, a series in the Investment Managers Series Trust II in exchange for shares of the Investment Managers Series Trust II series, and the distribution of such shares to the shareholders of the ETF in complete liquidation of the ETF; and (ii) the transaction of such other business as may properly come before the shareholder meeting or any continuations after an adjournment thereof. The Board recommended to the shareholders of the Fund that they approve the Agreement and Plan of Reorganization.
10.  Subsequent Events
In accordance with GAAP, management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  Management has concluded there are no additional matters, other than those noted above, requiring recognition or disclosure.

The Cannabis ETF

Additional Information (Unaudited)

As of August 31, 2022

1.	Proxy Voting Policies and Voting Record
A copy of the Advisor’s and Sub-Advisor’s Proxy Voting Policies and Procedures are included as Appendix A to the ETF’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at www.sec.gov.  Information regarding how the ETF voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the ETF at the number above and (2) on the SEC’s website at www.sec.gov.
2.	Quarterly Portfolio Holdings
The ETF files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT.  The ETF’s Form N-PORT is available on the SEC’s website at www.sec.gov.  You may also obtain copies without charge, upon request, by calling the ETF at 800-773-3863.
3.	Tax Information
The following distribution information is provided for the fiscal period ended August 31, 2022.
During the fiscal period ended August 31, 2022, the ETF paid no income distributions and no long-term capital gain distributions.
Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income. However, many retirement plans may need this information for their annual information meeting.
4.	Schedule of Shareholder Expenses
As a shareholder of the ETF, you incur ongoing costs, including management fees and other ETF expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the ETF and to compare these costs with the ongoing costs of investing in other exchange-traded funds or mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2022, through August 31, 2022.
Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the ETF’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the ETF’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the ETF and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
(Continued)

The Cannabis ETF

Additional Information (Unaudited)

As of August 31, 2022

	Beginning Account Value March 1, 2022	Ending Account Value August 31, 2022	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$ 515.90	$2.87
	$1,000.00	$1,021.41	$3.83
*Expenses are equal to the average account value over the period multiplied by the ETF’s annualized expense ratio of 0.75%, for the period, multiplied by 184/365 (to reflect the six-month period).

5.     Approval of the Investment Advisory Agreement
In connection with the quarterly Board meeting held on May 23, 2022, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and the Advisor, with respect to the ETF (the "Investment Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Advisory Agreement.  In connection with their deliberations regarding approval of the Investment Advisory Agreement, the Trustees reviewed materials prepared by the Advisor.
Counsel noted that, in order to give a more fulsome presentation of the Advisor’s actual profitability with respect to the ETF, additional information regarding the Advisor’s profitability was included to reflect the Advisor’s arrangement with the index sponsor under the Sponsorship Agreement previously presented to the Board.
In deciding on whether to approve the renewal of the Investment Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Advisor under the Investment Advisory Agreement.  The Trustees reviewed the services being provided by the Advisor to the ETF including, without limitation, the quality of its investment advisory services since inception; assuring compliance with investment objectives, policies, and limitations; and its coordination of services among the service providers. The Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance program; and the Advisor’s financial condition. It was noted that there had been no change in management.
After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate.

(ii)
Performance.  The Trustees compared the performance of the ETF with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Lipper peer group average). The Trustees noted that the ETF underperformed the peer group average and category average for all periods. They further noted that the ETF slightly underperformed the Fund’s Index for the 1-year period but outperformed for the since inception period. It was noted that the underperformance was largely due to the fact that the Lipper category is broad and uncorrelated to cannabis-specific funds and that the peer funds holdings included tobacco companies, fixed-income investments, and cannabis-related U.S. companies (which the ETF cannot legally hold). It was noted that the Advisor does not intend to make any adjustments to the strategy or investment process as the ETF is a passively managed ETF that is required to track the Innovation Labs Cannabis Index.

(Continued)

The Cannabis ETF

Additional Information (Unaudited)

As of August 31, 2022

After reviewing the investment performance of the ETF, the Advisor’s experience managing the ETF, and other factors, the Board concluded that the investment performance of the ETF and the Advisor were satisfactory.
(iii)
Fees and Expenses.  The Trustees compared the advisory fee for the ETF to other comparable funds and noted it was above that of both the peer group and category averages. It was noted that, after expense reimbursements and waived fees, the expenses payable by the ETF were in line with its peer group and much lower than the category.
Following this comparison, and upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Advisor were not unreasonable in relation to the nature and quality of the services provided by the Advisor and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability. The Board reviewed the Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months. The Board noted that the Advisor realized a small profit for the prior twelve months. The Board considered the profit realized and concluded that the Advisor’s level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale. The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the ETF grows.  The Trustees determined that the maximum management fee would stay the same regardless of the asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

Conclusion. Having reviewed and discussed in depth such information from the Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Advisory Agreement was in the best interest of the shareholders of the ETF.
6.     Approval of the Investment Sub-Advisory Agreement
In connection with the quarterly Board meeting held on May 23, 2022, the Board, including a majority of the Independent Trustees, discussed the approval of the renewal of the management agreement, between the Trust and the Sub-Advisor, with respect to the ETF (the "Investment Sub-Advisory Agreement").
The Trustees were assisted by legal counsel throughout the review process. The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Investment Sub-Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor.  Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the Investment Sub-Advisory Agreement. In connection with their deliberations regarding approval of the Investment Sub-Advisory Agreement, the Trustees reviewed materials prepared by the Sub-Advisor.
In deciding on whether to approve the renewal of the Investment Sub-Advisory Agreement, the Trustees considered numerous factors, including:
(i)
Nature, Extent, and Quality of Services.  The Trustees considered the responsibilities of the Sub-Advisor under the Investment Sub-Advisory Agreement. The Trustees reviewed the services being provided by the Sub-Advisor to the ETF including, without limitation, the quality of its investment sub-advisory services since the Sub-Advisor began managing the ETF; its procedures for assuring compliance with the ETF’s investment objectives, policies, and limitations; and its coordination of services for the ETF among the service providers.  The Trustees evaluated the Sub-Advisor’s staffing, personnel, and methods of operating; the education and experience of the Sub-Advisor’s personnel; compliance program; and financial condition. It was noted that there had been no change in personnel.

(Continued)

The Cannabis ETF

Additional Information (Unaudited)

As of August 31, 2022

After reviewing the foregoing information and further information in the memorandum from the Sub-Advisor (e.g., descriptions of the Sub-Advisor’s business, compliance program, and Form ADV), the Board concluded that the nature, extent, and quality of the services provided by the Sub-Advisor were satisfactory and adequate for the ETF.
(ii)
Performance. The Trustees compared the performance of the ETF with the performance of comparable funds with similar strategies managed by other investment advisers, and applicable peer group data (e.g., Morningstar/Lipper peer group average). The Trustees noted that the ETF underperformed the peer group average and category average for all periods. They further noted that the ETF underperformed the Fund’s Index for the 1-year period but outperformed for the since inception period. It was noted that the ETF is a passive index ETF whose goal is to track the performance of the Innovation Labs Cannabis Index. It was also noted that most of the comparable funds were actively managed and had broader holdings that included non-cannabis holdings such as tobacco and fixed-income investments.
After reviewing the investment performance of the ETF, the Sub-Advisor’s experience managing the ETF, the historical investment performance, and other factors, the Board concluded that the investment performance of the ETF and the Sub-Advisor was satisfactory.

(iii)
Fees and Expenses.  The Trustees first noted the management fee for the ETF under the Investment Sub-Advisory Agreement. The Trustees noted that there were no other accounts managed by the Sub-Advisor to which to compare fees but that the Trustees had previously determined as part of its consideration of the advisory agreement with the Advisor that the overall advisory fee paid by the ETF was not unreasonable in relation to the services provided.
Upon further consideration and discussion of the foregoing, the Board concluded that the fees to be paid to the Sub-Advisor were not unreasonable in relation to the nature and quality of the services provided and that they reflected charges that were within a range of what could have been negotiated at arm’s length.

(iv)
Profitability.  The Board reviewed the Sub-Advisor’s profitability analysis in connection with its management of the ETF over the past twelve months. The Board noted that the Sub-Advisor realized a very small profit for the prior twelve months of operations. The Trustees discussed the profitability level of the Sub-Advisor, noting, among other factors and circumstances, that the level of profitability was not excessive.

(v)
Economies of Scale.  In this regard, the Trustees reviewed the ETF’s operational history and noted that the size of the ETF had not provided an opportunity to realize economies of scale.  The Trustees then reviewed the fee arrangements for breakpoints or other provisions that would allow shareholders to benefit from economies of scale in the future as the ETF grows.  The Trustees determined that the maximum management fee would stay the same regardless of the asset levels. It was pointed out that breakpoints in the advisory fee could be reconsidered in the future.

Conclusion. Having reviewed and discussed in depth such information from the Sub-Advisor as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement and as assisted by the advice of legal counsel, the Trustees concluded that approval of the Investment Sub-Advisory Agreement was in the best interest of the shareholders of the ETF.
7.     Liquidity Risk Management Program
Rule 22e-4, or the “Liquidity Rule,” under the Investment Company Act of 1940, requires a mutual fund to adopt a liquidity risk management program (“Program”), and disclose information about the operation and effectiveness of its Program in its reports to shareholders.
Under the Program, the ETF’s portfolio investments are classified into one of four liquidity categories defined by the SEC: highly liquid, moderately liquid, less liquid, and illiquid. Liquidity classifications take into account a variety of market, trading, and investment factors, including the ETF’s reasonably anticipated trade size, and the Program Administrator has engaged a third-party vendor to assist with the classification of portfolio investments.
(Continued)

The Cannabis ETF

Additional Information (Unaudited)

As of August 31, 2022
In accordance with the Liquidity Rule, the Program Administrator prepared, and the ETF’s Board of Trustees reviewed, a report regarding the operation and effectiveness of the Program for the period from December 1, 2020 through November 30, 2021 (the “Period”). During the Period, there were no liquidity events that materially impacted the ETF’s ability to timely meet redemptions without significantly diluting remaining investors’ interests. The report concluded that the Program remains reasonably designed to assess and manage the ETF’s liquidity risk, and that during the Period the Program was implemented effectively.

The Cannabis ETF
is a series of
Spinnaker ETF Series

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:
Nottingham Shareholder Services	OBP Capital, LLC
116 South Franklin Street	116 South Franklin Street
Post Office Box 69	Rocky Mount, North Carolina 27804
Rocky Mount, North Carolina 27802-0069

Telephone: 800-773-3863	Telephone: 800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: thcxetf.com

(b) Not applicable.

ITEM 2.	CODE OF ETHICS.
Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

A copy of Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITYHOLDERS.
None.

ITEM 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

ITEM 13.	EXHIBITS.
(a)(1)	Not applicable.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Spinnaker ETF Series

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	November 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Katherine M. Honey
By:	Katherine M. Honey President and Principal Executive Officer

Date:	November 7, 2022

/s/ Ashley H. Lanham
By:	Ashley H. Lanham Treasurer, Principal Accounting Officer, and Principal Financial Officer

Date:	November 7, 2022